SHARE CAPITAL AND SHARE PREMIUM - Summary of Shares (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Issued and fully paid:
371,479,583 and (2025: 369,886,369) ordinary shares of $0.0001 each	$ 0.1	$ 0.1
Ordinary Shares
Authorized:
Authorized (in shares)	2,000,000,000	2,000,000,000
Authorized, price per share (in dollars per share)	$ 0.0001	$ 0.0001
2,000,000,000 ordinary shares of $0.0001 each	$ 0.2	$ 0.2
Issued and fully paid:
Issued and fully paid (in shares)	371,479,583	369,886,369
Issued and fully paid, price per share (in dollars per share)	$ 0.0001	$ 0.0001
371,479,583 and (2025: 369,886,369) ordinary shares of $0.0001 each	$ 0.1	$ 0.1